UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
REVENUE
Collaboration revenue		$ 326.1	$ 219.7	$ 624.5	$ 405.3
License and other revenue - total	[1]	61.4	35.4	68.1	44.8
Total revenue		387.5	255.1	692.6	450.1
Cost of collaboration revenue		(136.0)	(94.9)	(311.4)	(164.4)
Cost of license and other revenue		(1.4)	(3.1)	(1.9)	(4.9)
Research and development expenses		(96.0)	(98.3)	(181.7)	(200.2)
Administrative expenses		(33.0)	(32.6)	(73.0)	(64.1)
Selling and distribution expenses		(63.4)	(48.1)	(113.5)	(89.1)
Other operating expenses	[2]	0.0	0.0	(3.2)	(1.0)
Operating income (loss)		57.7	(21.9)	7.9	(73.6)
Finance costs		(5.8)	(5.2)	(11.3)	(10.3)
Finance income		5.6	10.4	12.9	22.5
Other expense, net		(2.0)	(108.1)	(7.1)	(162.6)
Income (loss) before tax		55.5	(124.8)	2.4	(224.0)
Income tax expense		22.3	0.6	23.5	2.4
Net income (loss)		$ 33.2	$ (125.4)	$ (21.1)	$ (226.4)
EARNINGS (LOSS) PER SHARE
Basic (in dollars per share)		$ 0.09	$ (0.34)	$ (0.06)	$ (0.62)
Diluted (in dollars per share)		$ 0.09	$ (0.34)	$ (0.06)	$ (0.62)
OTHER COMPREHENSIVE INCOME (LOSS)
Exchange differences on translation of foreign operations		$ (1.3)	$ 124.2	$ (0.8)	$ 184.9
Other comprehensive income (loss), net of tax		(1.3)	124.2	(0.8)	184.9
TOTAL COMPREHENSIVE INCOME (LOSS)		$ 31.9	$ (1.2)	$ (21.9)	$ (41.5)

[1]	*Certain prior year amounts included within other revenue have been combined into the license and other revenue line for comparative purposes.
[2]	** Certain prior year amounts have been reclassified to present loss on asset impairment into the other operating expenses line for comparative purposes.